Loans (Details) - Schedule of recorded investment in nonaccrual and loans - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	$ 6,412	$ 6,260
Loans Past Due Over 90 Days Still Accruing	243	1,135
One- to four-family [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	4,104	4,458
Loans Past Due Over 90 Days Still Accruing	243	1,135
Multi-family [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	646	671
Loans Past Due Over 90 Days Still Accruing
Construction [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual		63
Loans Past Due Over 90 Days Still Accruing
Farm [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	274	309
Loans Past Due Over 90 Days Still Accruing
Nonresidential real estate [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	1,367	660
Loans Past Due Over 90 Days Still Accruing
Commercial and industrial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual		4
Loans Past Due Over 90 Days Still Accruing
Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	21	95
Loans Past Due Over 90 Days Still Accruing